Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,066	$ 2,564
Restricted deposit	19	17
Trade receivables	507	420
Other receivables	940	491
Inventory	4,091	4,052
Total current assets	11,623	7,544
NON-CURRENT ASSETS:
Other receivables	325
Property and equipment, net	367	184
Investment accounted for using the equity method	678	754
Investment at fair value	4	5
Intangible assets, net	5,592	4,945
Goodwill	1,090
Operating lease right-of-use assets	3,306	292
Total non-current assets	11,362	6,180
TOTAL ASSETS	22,985	13,724
CURRENT LIABILITIES:
Trade payables	863	458
Other payables	3,861	1,257
Convertible promissory notes	271
Total current liabilities	4,995	1,715
NON-CURRENT LIABILITIES:
Operating lease liabilities	1,063	199
Convertible promissory notes	6,801
Derivative liabilities	1,509	6,220
Deferred taxes	456	33
Total non-current liabilities	9,829	6,452
TOTAL LIABILITIES	14,824	8,167
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value per share - Authorized: 1,500,000,000 and 90,000,000 as of June 30, 2025 and December 31, 2024, respectively; Issued and outstanding: 553,486 and 100,931 ordinary shares as of June 30, 2025 and December 31, 2024, respectively.
Additional paid-in-capital	26,983	21,637
Accumulated deficit	(18,822)	(16,080)
TOTAL SHAREHOLDERS’ EQUITY	8,161	5,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 22,985	$ 13,724